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As filed with the Securities and Exchange Commission on October 27, 2015

Registration No. 333-202530

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-2

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

☒ PRE-EFFECTIVE AMENDMENT NO. 3
☐ POST-EFFECTIVE AMENDMENT NO.

ARES CAPITAL CORPORATION
(Exact Name of Registrant as Specified in Charter)

245 Park Avenue, 44th Floor
New York, New York 10167
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 750-7300

Joshua M. Bloomstein
General Counsel
Ares Capital Corporation
245 Park Avenue, 44th Floor
New York, New York 10167
(212) 750-7300
(Name and Address of Agent for Service)

Copies of information to:

Monica J. Shilling
Proskauer Rose LLP
2049 Century Park East, 32nd Floor
Los Angeles, CA 90067-3206
(310) 557-2900

Approximate Date of Proposed Public Offering:
From time to time after the effective date of this Registration Statement.

                      If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

                      It is proposed that this filing will become effective (check appropriate box):

                      ☐ when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee

Common Stock, $0.001 par value per share(2)(3)

Preferred Stock, $0.001 par value per share(2)

Subscription Rights(2)

Warrants(4)

Debt Securities(5)

Units(6)

Total			$3,000,000,000(7)	$348,600(8)

(1)
Estimated pursuant to Rule 457(o) solely for the purpose of determining the registration fee. The proposed maximum offering price per security will be determined from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.

(2)
Subject to Note 7 below, there is being registered hereunder an indeterminate number of shares of common stock or preferred stock, or subscription rights to purchase shares of common stock as may be sold, from time to time separately or as units in combination with other securities registered hereunder.

(3)
Includes such indeterminate number of shares of common stock as may, from time to time, be issued upon conversion or exchange of other securities registered hereunder, to the extent any such securities are, by their terms, convertible or exchangeable for common stock.

(4)
Subject to Note 7 below, there is being registered hereunder an indeterminate number of warrants as may be sold, from time to time separately or as units in combination with other securities registered hereunder, representing rights to purchase common stock, preferred stock or debt securities.

(5)
Subject to Note 7 below, there is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time separately or as units in combination with other securities registered hereunder. If any debt securities are issued at an original issue discount, then the offering price shall be in such greater principal amount as shall result in an aggregate price to investors not to exceed $3,000,000,000.

(6)
Subject to Note 7 below, there is being registered hereunder an indeterminate number of units. Each unit may consist of a combination of any one or more of the securities being registered hereunder and may also include securities issued by third parties, including the U.S. Treasury.

(7)
In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $3,000,000,000.

(8)
Previously paid.

                      THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933, AS AMENDED, OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

 EXPLANATORY NOTE

              This Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 (File No. 333-202530) of Ares Capital Corporation (the "Registration Statement") is being filed solely for the purpose of filing exhibits to the Registration Statement. Accordingly, this Pre-Effective Amendment No. 3 consists only of a facing page, this explanatory note and Part C of the Registration Statement, which sets forth the exhibits to the Registration Statement. This Pre-Effective Amendment No. 3 does not modify any other part of the Registration Statement. The prospectus and financial statements are unchanged and have been omitted.

 PART C

Other information

ITEM 25.    FINANCIAL STATEMENTS AND EXHIBITS

(1)
Financial Statements

              The following statements of Ares Capital Corporation (the "Company" or the "Registrant") are included in Part B of this Registration Statement:

(2)
Exhibits

(a)	Articles of Amendment and Restatement, as amended(1)
(b)	Second Amended and Restated Bylaws, as amended(2)
(c)	Not Applicable
(d)(1)	Form of Stock Certificate(3)
(d)(2)	Statement of Eligibility of Trustee on Form T-1(4)
(d)(3)	Form of Subscription Certificate(5)
(d)(4)	Indenture, dated June 16, 2006, between Allied Capital Corporation and The Bank of New York, as trustee(6)
(d)(5)	Form of Note under the Indenture, dated June 16, 2006, between Allied Capital Corporation and The Bank of New York, as trustee (contained in Exhibit (d)(4) to this Registration Statement)(6)
(d)(6)	Third Supplemental Indenture, dated as of March 28, 2007, between Allied Capital Corporation and The Bank of New York, as trustee(7)

(d)(7)	Form of 6.875% Notes due 2047(7)
(d)(8)	Fourth Supplemental Indenture, dated as of April 1, 2010, among Ares Capital Corporation, Allied Capital Corporation and The Bank of New York Mellon, as trustee(8)
(d)(9)	Indenture, dated as of October 21, 2010, between Ares Capital Corporation and U.S. Bank National Association, as trustee(9)
(d)(10)	First Supplemental Indenture, dated as of October 21, 2010, relating to the 7.75% Senior Notes due 2040, between Ares Capital Corporation and U.S. Bank National Association, as trustee(9)
(d)(11)	Form of 7.75% Senior Notes due 2040(9)
(d)(12)	Third Supplemental Indenture, dated as of September 25, 2012, relating to the 5.875% Senior Notes due 2022, between Ares Capital Corporation and U.S. Bank National Association, as trustee(10)
(d)(13)	Form of 5.875% Senior Notes due 2022(10)
(d)(14)	Fourth Supplemental Indenture, dated as of November 19, 2013, relating to the 4.875% Senior Notes due 2018, between Ares Capital Corporation and U.S. Bank National Association, as trustee(11)
(d)(15)	Form of 4.875% Senior Notes due 2018(11)
(d)(16)	Fifth Supplemental Indenture, dated as of November 21, 2014, relating to the 3.875% Notes due 2020, between Ares Capital Corporation and U.S. Bank National Association, as trustee(12)
(d)(17)	Form of 3.875% Notes due 2020(12)
(d)(18)	Indenture, dated as of January 25, 2011, between Ares Capital Corporation and U.S. Bank National Association, as trustee(13)
(d)(19)	Form of 5.75% Convertible Senior Notes due 2016(13)
(d)(20)	Indenture, dated as of March 28, 2011, between Ares Capital Corporation and U.S. Bank National Association, as trustee(14)
(d)(21)	Form of 5.125% Convertible Senior Notes due 2016(14)
(d)(22)	Indenture, dated as of March 14, 2012, between Ares Capital Corporation and U.S. Bank National Association, as trustee(15)
(d)(23)	Form of 4.875% Convertible Senior Notes due 2017(15)
(d)(24)	Indenture, dated as of October 10, 2012, between Ares Capital Corporation and U.S. Bank National Association, as trustee(16)
(d)(25)	Form of 4.75% Convertible Senior Notes due 2018(16)
(d)(26)	Indenture, dated as of July 19, 2013, between Ares Capital Corporation and U.S. Bank National Association, as trustee(17)
(d)(27)	Form of 4.375% Convertible Senior Notes due 2019(17)
(e)	Dividend Reinvestment Plan of Ares Capital Corporation(18)
(f)	Not Applicable

(g)	Restated Investment Advisory and Management Agreement, dated as of June 6, 2011, between Registrant and Ares Capital Management LLC(19)
(h)(1)	Form of Underwriting Agreement for Equity Securities(4)
(h)(2)	Form of Underwriting Agreement for Debt Securities(4)
(h)(3)	Form of Equity Distribution Agreement(4)
(i)	Not Applicable
(j)(1)	Amended and Restated Custodian Agreement, dated as of May 15, 2009, between Ares Capital Corporation and U.S. Bank National Association(20)
(j)(2)	Amendment No. 1, dated as of December 19, 2014, to the Amended and Restated Custodian Agreement dated as of May 15, 2009, by and among Ares Capital Corporation and U.S. Bank National Association(21)
(k)(1)	Amended and Restated Administration Agreement, dated as of June 1, 2007, between Ares Capital Corporation and Ares Operations LLC(22)
(k)(2)	Trademark License Agreement between Ares Capital Corporation and Ares Management LLC(23)
(k)(3)	Form of Indemnification Agreement between Ares Capital Corporation and directors and certain officers(24)
(k)(4)	Form of Indemnification Agreement between Ares Capital Corporation and members of Ares Capital Management LLC investment committee(24)
(k)(5)	Amended and Restated Purchase and Sale Agreement, dated as of January 22, 2010, among Ares Capital Corporation, as seller, and Ares Capital CP Funding Holdings LLC, as purchaser(25)
(k)(6)	Amendment No. 1 to Amended and Restated Purchase and Sale Agreement, dated as of June 7, 2012, among Ares Capital Corporation, as seller, and Ares Capital CP Funding Holdings LLC, as purchaser(26)
(k)(7)	Second Tier Purchase and Sale Agreement, dated as of January 22, 2010, among Ares Capital CP Funding Holdings LLC, as seller, and Ares Capital CP Funding LLC, as purchaser(25)
(k)(8)	Amendment No. 1 to Second Tier Purchase and Sale Agreement, dated as of June 7, 2012, among Ares Capital CP Funding Holdings LLC, as seller, and Ares Capital CP Funding LLC, as purchaser(26)
(k)(9)
Amended and Restated Sale and Servicing Agreement, dated as of January 22, 2010, among Ares Capital CP Funding LLC, as borrower, Ares Capital Corporation, as servicer, Wachovia Bank, National Association, as note purchaser, U.S. Bank National Association, as trustee and collateral custodian, and Wells Fargo Securities, LLC, as agent(25)
(k)(10)
Amendment No. 1 to the Amended and Restated Sale and Servicing Agreement, dated as of May 6, 2010, among Ares Capital CP Funding LLC, as borrower, Ares Capital Corporation, as servicer, Wells Fargo Bank, National Association, as successor by merger to Wachovia Bank, as note purchaser, U.S. Bank National Association, as trustee and collateral custodian, and Wells Fargo Securities, LLC, as agent(27)

(k)(11)	Amendment No. 2 to the Amended and Restated Sale and Servicing Agreement, dated as of January 18, 2011, among Ares Capital CP Funding LLC, as borrower, Ares Capital Corporation, as servicer, Wells Fargo Bank, National Association, as successor by merger to Wachovia Bank, as note purchaser, U.S. Bank National Association, as trustee and collateral custodian, and Wells Fargo Securities, LLC, as agent(28)
(k)(12)
Amendment No. 3 to the Amended and Restated Sale and Servicing Agreement, dated as of October 13, 2011, among Ares Capital CP Funding LLC, as borrower, Ares Capital Corporation, as servicer and as transferor, Wells Fargo Bank, National Association (as successor by merger to Wachovia Bank, National Association), as note purchaser, U.S. Bank National Association, as trustee, collateral custodian and bank, and Wells Fargo Securities, LLC, as agent(29)
(k)(13)
Amendment No. 4 to the Amended and Restated Sale and Servicing Agreement, dated as of January 18, 2012, among Ares Capital CP Funding LLC, as borrower, Ares Capital Corporation, as servicer and transferor, Wells Fargo Bank, National Association (as successor by merger to Wachovia Bank, National Association), as note purchaser, Wells Fargo Securities, LLC, as agent, and U.S. Bank National Association, as collateral custodian, trustee and bank(30)
(k)(14)
Amendment No. 5 to the Amended and Restated Sale and Servicing Agreement, dated as of June 7, 2012, among Ares Capital CP Funding LLC, as borrower, Ares Capital Corporation, as servicer and transferor, Wells Fargo Bank, National Association (as successor by merger to Wachovia Bank, National Association), as note purchaser, Wells Fargo Securities, LLC, as agent, and U.S. Bank National Association, as collateral custodian, trustee and bank(26)
(k)(15)
Amendment No. 6 to the Loan and Servicing Agreement, dated as of January 25, 2013, among Ares Capital CP Funding LLC, as borrower, Ares Capital Corporation, as servicer and transferor, Wells Fargo Securities, LLC, as agent, and Wells Fargo Bank, National Association, as swingline lender, and the other lenders party thereto(31)
(k)(16)
Omnibus Amendment, dated as of May 14, 2014, among Ares Capital CP Funding LLC, Ares Capital CP Funding Holdings LLC, Ares Capital Corporation, Wells Fargo Bank, National Association, as swingline lender and as a lender, Wells Fargo Securities, LLC, as agent, and U.S. Bank National Association, as trustee, bank and collateral custodian (amending the Loan and Servicing Agreement, dated as of January 22, 2010, the Amended and Restated Purchase and Sale Agreement, dated as of January 22, 2010, and the Second Tier Purchase and Sale Agreement, dated as of January 22, 2010)(32)
(k)(17)
Fifth Amended and Restated Senior Secured Revolving Credit Agreement, dated as of March 26, 2015, among Ares Capital Corporation, the lenders party thereto, and JPMorgan Chase Bank, N.A., as administrative agent(33)
(k)(18)
Loan and Servicing Agreement, dated as of January 20, 2012, among Ares Capital JB Funding LLC, as borrower, Ares Capital Corporation, as servicer and transferor, Sumitomo Mitsui Banking Corporation, as administrative agent, collateral agent and lender, and U.S. Bank National Association, as collateral custodian and bank(34)
(k)(19)	Purchase and Sale Agreement, dated as of January 20, 2012, between Ares Capital JB Funding LLC, as purchaser, and Ares Capital Corporation, as seller(34)

(k)(20)	Omnibus Amendment No. 1, dated as of September 14, 2012, among Ares Capital JB Funding LLC, as borrower, Ares Capital Corporation, as servicer and transferor, Sumitomo Mitsui Banking Corporation, as administrative agent, lender and collateral agent, and U.S. Bank National Association, as collateral custodian and bank (amending the Loan and Servicing Agreement, dated as of January 20, 2012, and the Purchase and Sale Agreement, dated as of January 20, 2012)(35)
(k)(21)
Omnibus Amendment No. 2, dated as of December 20, 2013, among Ares Capital JB Funding LLC, as borrower, Ares Capital Corporation, as servicer and transferor, Sumitomo Mitsui Banking Corporation, as administrative agent, lender and collateral agent, and U.S. Bank National Association, as collateral custodian and bank (amending the Loan and Servicing Agreement, dated as of January 20, 2012, and the Purchase and Sale Agreement, dated as of January 20, 2012)(36)
(k)(22)
Omnibus Amendment No. 3, dated as of June 30, 2015, among Ares Capital JB Funding LLC, as borrower, Ares Capital Corporation, as servicer and transferor, Sumitomo Mitsui Banking Corporation, as administrative agent, lender and collateral agent, and U.S. Bank National Association, as collateral custodian and bank (amending the Loan and Servicing Agreement, dated as of January 20, 2012, and the Purchase and Sale Agreement, dated as of January 20, 2012)(37)
(l)(1)	Opinion and Consent of Venable LLP, Maryland counsel for Ares Capital Corporation(41)
(l)(2)	Opinion and Consent of Proskauer Rose LLP, counsel for Ares Capital Corporation(41)
(m)	Not Applicable
(n)(1)	Consent of independent registered public accounting firm for Ares Capital Corporation*
(n)(2)	Report of independent registered public accounting firm for Ares Capital Corporation, regarding "senior securities" table contained herein(4)
(n)(3)	Consent of KPMG LLP relating to the financial statements of Senior Secured Loan Fund LLC*
(o)	Financial Statements of Senior Secured Loan Fund LLC as of and for the years ended December 31, 2014 and December 31, 2013 (audited)(41)
(p)	Not Applicable
(q)	Not Applicable
(r)	Code of Ethics(24)
99.1	Statement of Computation of Ratio of Earnings to Fixed Charges(38)
99.2	Form of Preliminary Prospectus Supplement For Common Stock Offerings(39)
99.3	Form of Preliminary Prospectus Supplement For Preferred Stock Offerings(39)
99.4	Form of Preliminary Prospectus Supplement For Debt Offerings(39)
99.5	Form of Preliminary Prospectus Supplement For Rights Offerings(39)
99.6	Form of Preliminary Prospectus Supplement For Warrant Offerings(39)
99.7	Form of Preliminary Prospectus Supplement For Unit Offerings(39)

99.8	Form of Preliminary Prospectus Supplement For Retail Notes Offerings(40)
99.9	Form of Preliminary Prospectus Supplement For Institutional Notes Offerings(40)

*
Filed herewith.

(1)
Incorporated by reference to Exhibit 3.1 to the Registrant's Form 10-Q (File No. 814-00663) for the quarter ended September 30, 2012, filed on November 5, 2012.

(2)
Incorporated by reference to Exhibit 3.2 to the Registrant's Form 10-Q (File No. 814-00663) for the quarter ended June 30, 2010, filed on August 5, 2010.

(3)
Incorporated by reference to Exhibit (d) to the Registrant's pre-effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-114656), filed on September 28, 2004.

(4)
Incorporated by reference to Exhibit (d)(2), (h)(1), (h)(2), (h)(3) and (n)(2) to the Registrant's Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-202530), filed on March 5, 2015.

(5)
Incorporated by reference to Exhibit (d)(4) to the Registrant's pre-effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-149139), filed on April 9, 2008.

(6)
Incorporated by reference to Exhibit d.2 to Allied Capital's Registration Statement under the Securities Act of 1933, as amended, on Form N-2/A (File No. 333-133755), filed on June 21, 2006.

(7)
Incorporated by reference to Exhibits d.8 and d.9, as applicable, to Allied Capital's post-effective Amendment No. 3 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2/A (File No. 333-133755), filed on March 28, 2007.

(8)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on April 7, 2010.

(9)
Incorporated by reference to Exhibits 4.1, 4.2 and 4.3, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on October 22, 2010.

(10)
Incorporated by reference to Exhibits 4.1 and 4.2, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on September 25, 2012.

(11)
Incorporated by reference to Exhibits 4.1 and 4.2, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on November 19, 2013.

(12)
Incorporated by reference to Exhibits 4.1 and 4.2, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on November 21, 2014.

(13)
Incorporated by reference to Exhibits 4.1 and 4.2, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on January 28, 2011.

(14)
Incorporated by reference to Exhibits 4.1 and 4.2, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on March 28, 2011.

(15)
Incorporated by reference to Exhibits 4.1 and 4.2, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on March 14, 2012.

(16)
Incorporated by reference to Exhibits 4.1 and 4.2, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on October 10, 2012.

(17)
Incorporated by reference to Exhibits 4.1 and 4.2, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on July 19, 2013.

(18)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on February 27, 2012.

(19)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on June 8, 2011.

(20)
Incorporated by reference to Exhibit (j) to the Registrant's pre-effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-158211), filed on May 28, 2009.

(21)
Incorporated by reference to Exhibit 10.5 to the Registrant's Form 10-K (File No. 814-00663) for the year ended December 31, 2014, filed on February 26, 2015.

(22)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 10-Q (File No. 814-00663) for the quarter ended June 30, 2007, filed on August 9, 2007.

(23)
Incorporated by reference to Exhibit (k)(3) to the Registrant's pre-effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-114656), filed on September 17, 2004.

(24)
Incorporated by reference to Exhibits (k)(3), (k)(4) and (r), as applicable, to the Registrant's Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-188175), filed on April 26, 2013.

(25)
Incorporated by reference to Exhibits 10.2 through 10.4, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on January 25, 2010.

(26)
Incorporated by reference to Exhibits 10.1 through 10.3, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on June 8, 2012.

(27)
Incorporated by reference to Exhibit 10.5 to the Registrant's Form 10-Q (File No. 814-00663) for the quarter ended March 31, 2010, filed on May 10, 2010.

(28)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on January 19, 2011.

(29)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on October 14, 2011.

(30)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on January 19, 2012.

(31)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on January 28, 2013.

(32)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on May 15, 2014.

(33)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on March 30, 2015.

(34)
Incorporated by reference to Exhibits 10.1 and 10.2, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on January 24, 2012.

(35)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on September 17, 2012.

(36)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on December 23, 2013.

(37)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on July 1, 2015.

(38)
Incorporated by reference to Exhibit 99.1 to the Registrant's pre-effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-202530), filed on May 7, 2015.

(39)
Incorporated by reference to Exhibits 99.2, 99.3, 99.4, 99.5, 99.6 and 99.7, as applicable, to the Registrant's pre-effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-181563), filed on July 19, 2012.

(40)
Incorporated by reference to Exhibits 99.8 and 99.9, as applicable, to the Registrant's pre-effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-195748), filed on June 26, 2014.

(41)
Incorporated by reference to Exhibits (l)(1), (l)(2) and (o) to the Registrant's pre-effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-202530), filed on August 17, 2015.

ITEM 26.    MARKETING ARRANGEMENTS

              The information contained under the heading "Plan of Distribution" on this Registration Statement is incorporated herein by reference and any information concerning any underwriters for a particular offering will be contained in the prospectus supplement related to that offering.

ITEM 27.    OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

Commission registration fee	$348,600	*
NASDAQ Global Select Market Additional Listing Fee	$65,000	(1)
FINRA filing fee	$130,065
Accounting fees and expenses	$45,000	(1)
Legal fees and expenses	$550,000	(1)
Printing	$60,000	(1)
Miscellaneous fees and expenses	$25,000	(1)

Total	$1,223,665	(1)

*
$275,146 of this amount has been offset against a filing fee associated with unsold securities registered under a previous registration statement.

(1)
These amounts are estimates.

ITEM 28.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

Direct Subsidiaries

              The following list sets forth each of our subsidiaries, the state or country under whose laws the subsidiary is organized, and the percentage of voting securities or membership interests owned by us in such subsidiary:

10th Street Equity, LLC (Delaware)	100%
A.C. Corporation (Delaware)	100%
AC Notes Holdings LLC (Delaware)	100%
ARCC S2 LLC (f/k/a/ AC Postle, LLC) (Delaware)	100%
Allbridge Equity, LLC (Delaware)	100%
Allied Asset Holdings, LLC (Delaware)	100%
Allied Capital Holdings LLC (Delaware)	100%
ARCC Imperial POF LLC (f/k/a Amerex Equity LLC) (Delaware)	100%
Amerex Equity Corporation (Delaware)	100%
ARCC ABB LLC (Delaware)	100%
ARCC AXC LLC (Delaware)	100%
ARCC Balko LLC (Delaware)	100%
ARCC BB Corp. (Delaware)	100%
ARCC BM LLC (Delaware)	100%
ARCC C&C Holdco, LLC (Delaware)	99.5%
ARCC CCS, Inc. (Delaware)	100%
ARCC CIC Flex Corporation (Delaware)	100%
ARCC CLPB Corporation (Delaware)	100%
ARCC Covestia Corp. (Delaware)	100%
ARCC CP LLC (Delaware)	100%
ARCC Crescent LLC (Delaware)	100%
ARCC ECG LLC (Delaware)	100%
ARCC FD Corp. (Delaware)	100%
ARCC FM Corp. (Delaware)	100%
ARCC GAC LLC (Delaware)	100%
ARCC GF, LLC (Delaware)	100%
ARCC HBF LLC (Delaware)	100%
ARCC IGS Corp. (Delaware)	100%
ARCC Imperial Corporation (Delaware)	100%
ARCC JTC, LLC (Delaware)	100%
ARCC LSQ LLC (Delaware)	100%
ARCC LVCG Investors LLC (Delaware)	100%
ARCC OTG Corp. (Delaware)	100%
ARCC PCGI III AIV Blocker, Inc. (Delaware)	100%
ARCC PCP G.P., LLC (Delaware)	100%
ARCC PCP L.P., LLC (Cayman Islands)	100%
ARCC PJMB LLC (Delaware)	100%
ARCC RB LLC (Delaware)	100%
ARCC RH LLC (Delaware)	100%
ARCC SK Blocker Corp. (Delaware)	100%
ARCC NPA Corp. (f/k/a ARCC PSSI Corp.) (Delaware)	100%
ARCC HT Corp. (f/k/a ARCC Sage Inc.) (Delaware)	100%
ARCC SC LLC (Delaware)	100%
ARCC Universal Corp. (Delaware)	100%

Ares Capital CP Funding Holdings LLC (Delaware)	100%
Ares Capital JB Funding LLC (Delaware)	100%
Ares Venture Finance GP LLC (Delaware)	100%
Ares Venture Finance, L.P. (Delaware)	100%
Calder Capital Partners LLC (Delaware)	100%
Calder Equity, LLC (Delaware)	100%
Calder Investment Partners LLC (Delaware)	100%
Cleveland East Equity, LLC (Delaware)	100%
Crescent Equity Corp. (Delaware)	86.26%
Dynamic Equity, LLC (Delaware)	100%
Financial Pacific Company (Washington)	92.76%
Foresite Equity, LLC (Delaware)	100%
GlobalCom Equity, LLC (Delaware)	100%
IAT Equity, LLC (Delaware)	100%
Ivy Hill Asset Management GP, LLC (Delaware)	100%
Multiad Equity Corp. (Delaware)	86.26%
NPH, Inc. (Maryland)	100%
RWI, LLC (Delaware)	100%
S2 Equity Corp. (Delaware)	86.26%
Slate Equity, LLC (Delaware)	100%
SMF II Equity, LLC (Delaware)	100%
Soteria Mezzanine Corporation (Delaware)	86.26%
Stag Equity, LLC (Delaware)	100%
Startec Equity, LLC (Delaware)	100%
Subfractional Motors, Inc. (Delaware)	100%

Indirect Subsidiaries

              The following list sets forth each of our indirect subsidiaries, the state under whose laws the subsidiary is organized, and the percentage of voting securities or membership interests owned by the sole member of such subsidiary:

A.C. Management Services, LLC (Delaware)	100%
AC Finance LLC (Delaware)	100%
ACGP I, LLC (Delaware)	100%
ACE Products Holding Corp. (Delaware)	100%
Allied Crescent Equity, LLC (Delaware)	100%
AMP Admin LLC (Delaware)	100%
ARCC C&C Corp. (Delaware)	100%
ARCC Imperial LLC (Delaware)	100%
Ares Capital CP Funding LLC (Delaware)	100%
Crescent Sliver Equity LLC (Delaware)	100%
HCI Equity, LLC (Illinois)	100%
PCP GHS Holdings Inc. (Delaware)	100%
PCP Wilcon Holdings Inc. (Delaware)	100%

              Each of our direct and indirect subsidiaries listed above is consolidated for financial reporting purposes.

              In addition, we may be deemed to control certain portfolio companies. See "Portfolio Companies" in the Prospectus.

ITEM 29.    NUMBER OF HOLDERS OF SECURITIES

              The following table sets forth the approximate number of record holders of the Company's common stock and each class of the Company's senior securities (including bank loans) as of June 30, 2015.

TITLE OF CLASS	NUMBER OF RECORD HOLDERS
Common stock, $0.001 par value	1,644 (including Cede & Co.)
Revolving Credit Facility	20
Revolving Funding Facility	1
SMBC Funding Facility	1
SBA Debentures	1
February 2016 Convertible Notes	57
June 2016 Convertible Notes	53
2017 Convertible Notes	43
2018 Convertible Notes	49
2019 Convertible Notes	33
2018 Notes	67
2020 Notes	45
October 2022 Notes	63
2040 Notes	65
2047 Notes	75

ITEM 30.    INDEMNIFICATION

              Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final adjudication as being material to the cause of action. Our charter contains such a provision which eliminates directors' and officers' liability to the maximum extent permitted by Maryland law, subject to the requirements of the Investment Company Act.

              Our charter authorizes us, to the maximum extent permitted by Maryland law and subject to the requirements of the Investment Company Act, to obligate us to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. Our bylaws obligate us, to the maximum extent permitted by Maryland law and the Investment Company Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made or threatened to be made a party to a proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in that capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit us to, with the approval of the board of directors or a duly authorized committee thereof, indemnify and advance expenses to any person who served a predecessor of us in any of the capacities described above and any of our employees or agents or any employees or agents of our predecessor. In accordance with the Investment Company Act, we will not indemnify any person for any liability to which such person would be subject by reason of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition to the indemnification provided for in our bylaws, we have entered into indemnification agreements with each of our current directors and certain of our officers and with members of our investment adviser's investment committee and we intend to enter into indemnification agreements with each of our future directors, members of our investment adviser's investment committee and certain of our officers. The indemnification agreements attempt to provide these directors and senior officers the maximum indemnification permitted under Maryland law and the Investment Company Act. The agreements provide, among other things, for the advancement of expenses and indemnification for liabilities which such person may incur by reason of his or her status as a present or former director or officer or member of our investment adviser's investment committee in any action or proceeding arising out of the performance of such person's services as a present or former director or officer or member of our investment adviser's investment committee.

              Maryland law requires a corporation (unless its charter provides otherwise, which our charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made or threatened to be made a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made or are threatened to be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation's receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

              The investment advisory and management agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, our investment adviser Ares Capital Management and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Company for any damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) arising from the rendering of our investment adviser's services under the investment advisory and management agreement or otherwise as an investment adviser of the Company.

              The administration agreement provides that, absent willful misfeasance, bad faith or negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Ares Operations and its officers, manager, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Company for any damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) arising from the rendering of Ares Operations' services under the administration agreement or otherwise as administrator for the Company.

              Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

              A description of any other business, profession, vocation or employment of a substantial nature in which Ares Capital Management, and each partner, director or executive officer of Ares Capital Management, is or has been, during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled "Management." Additional information regarding Ares Capital Management and its officers and directors are set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-63168), and is incorporated herein by reference.

ITEM 32.    LOCATION OF ACCOUNTS AND RECORDS

              All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

    (1)
    the Company, Ares Capital Corporation, 245 Park Avenue, 44th Floor, New York, New York 10167;

    (2)
    the transfer agent, Computershare Shareowner Services LLC, P.O. Box 30170, College Station, TX 77842;

    (3)
    the custodian, U.S. Bank National Association, Corporate Trust Services, One Federal Street, 3rd Floor, Boston, Massachusetts 02110; and

    (4)
    our investment adviser, Ares Capital Management LLC, 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067.

ITEM 33.    MANAGEMENT SERVICES

              Not Applicable.

ITEM 34.    UNDERTAKINGS

              The Registrant undertakes:

    (1)
    to suspend the offering of shares until the prospectus is amended if (a) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (b) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

    (2)
    if the securities being registered are to be offered to existing stockholders pursuant to warrants or rights, and any securities not taken by stockholders are to be reoffered to the public, to supplement the prospectus, after the expiration of the subscription period, to set forth the results of the subscription offer, the transactions by underwriters during the subscription period, the amount of unsubscribed securities to be purchased by underwriters, and the terms of any subsequent reoffering thereof. If any public offering by the underwriters of the securities being registered is to be made on terms differing from those set forth on the cover page of the prospectus, the Registrant shall undertake to file a post-effective amendment to set forth the terms of such offering;

    (3)
    to file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

    (a)
    to include any prospectus required by Section 10(a)(3) of the Securities Act;

    (b)
    to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

    (c)
    to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

    (4)
    that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof;

    (5)
    to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

    (6)
    that, for the purpose of determining liability under the Securities Act to any purchaser, if the Registrant is subject to Rule 430C, each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the Securities Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness, provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supercede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use;

    (7)
    that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities, the undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

    (a)
    any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act;

    (b)
    the portion of any advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

      (c)
      any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser;

    (8)
    to file a post-effective amendment to the registration statement, and to suspend any offers or sales pursuant the registration statement until such post-effective amendment has been declared effective under the 1933 Act, in the event its shares of common stock are trading below its net asset value per share and either (a) the Registrant receives, or has been advised by its independent registered accounting firm that it will receive, an audit report reflecting substantial doubt regarding the Registrant's ability to continue as a going concern or (b) the Registrant has concluded that a fundamental change has occurred in its financial position or results of operations;

    (9)
    to file, at the time of each offering of securities, appropriate legality opinions by post-effective amendment to the registration statement;

    (10)
    to file a post-effective amendment to the registration statement with respect to any offerings of subscription rights to purchase shares of our common stock; and

    (11)
    to file a post-effective amendment to the registration statement with respect to any offerings of units.

 SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, in the State of New York, on the 27th day of October 2015.

ARES CAPITAL CORPORATION
By:	/s/ R. KIPP DEVEER R. Kipp deVeer Chief Executive Officer

              Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated. This document may be executed by the signatories hereto on any number of counterparts, all of which constitute one and the same instrument.

SIGNATURE	TITLE	DATE

/s/ R. KIPP DEVEER R. Kipp deVeer	Chief Executive Officer (principal executive officer)	October 27, 2015
/s/ PENNI F. ROLL Penni F. Roll	Chief Financial Officer (principal financial officer)	October 27, 2015
/s/ SCOTT C. LEM Scott C. Lem	Chief Accounting Officer, Vice President and Treasurer (principal accounting officer)	October 27, 2015
/s/ MICHAEL J AROUGHETI Michael J Arougheti	Co-Chairman and Director	October 27, 2015
* Steve Bartlett	Director	October 27, 2015
* Ann Torre Bates	Director	October 27, 2015
* Steven B. McKeever	Director	October 27, 2015

SIGNATURE	TITLE	DATE

* Frank E. O'Bryan	Director	October 27, 2015
* Antony P. Ressler	Director	October 27, 2015
* Robert L. Rosen	Director	October 27, 2015
* Bennett Rosenthal	Co-Chairman and Director	October 27, 2015
* Eric B. Siegel	Director	October 27, 2015

*By:	/s/ JOSHUA M. BLOOMSTEIN Joshua M. Bloomstein Attorney-in-fact

 EXHIBIT INDEX

(a)	Articles of Amendment and Restatement, as amended(1)
(b)	Second Amended and Restated Bylaws, as amended(2)
(c)	Not Applicable
(d)(1)	Form of Stock Certificate(3)
(d)(2)	Statement of Eligibility of Trustee on Form T-1(4)
(d)(3)	Form of Subscription Certificate(5)
(d)(4)	Indenture, dated June 16, 2006, between Allied Capital Corporation and The Bank of New York, as trustee(6)
(d)(5)	Form of Note under the Indenture, dated June 16, 2006, between Allied Capital Corporation and The Bank of New York, as trustee (contained in Exhibit (d)(4) to this Registration Statement)(6)
(d)(6)	Third Supplemental Indenture, dated as of March 28, 2007, between Allied Capital Corporation and The Bank of New York, as trustee(7)
(d)(7)	Form of 6.875% Notes due 2047(7)
(d)(8)	Fourth Supplemental Indenture, dated as of April 1, 2010, among Ares Capital Corporation, Allied Capital Corporation and The Bank of New York Mellon, as trustee(8)
(d)(9)	Indenture, dated as of October 21, 2010, between Ares Capital Corporation and U.S. Bank National Association, as trustee(9)
(d)(10)	First Supplemental Indenture, dated as of October 21, 2010, relating to the 7.75% Senior Notes due 2040, between Ares Capital Corporation and U.S. Bank National Association, as trustee(9)
(d)(11)	Form of 7.75% Senior Notes due 2040(9)
(d)(12)	Third Supplemental Indenture, dated as of September 25, 2012, relating to the 5.875% Senior Notes due 2022, between Ares Capital Corporation and U.S. Bank National Association, as trustee(10)
(d)(13)	Form of 5.875% Senior Notes due 2022(10)
(d)(14)	Fourth Supplemental Indenture, dated as of November 19, 2013, relating to the 4.875% Senior Notes due 2018, between Ares Capital Corporation and U.S. Bank National Association, as trustee(11)
(d)(15)	Form of 4.875% Senior Notes due 2018(11)
(d)(16)	Fifth Supplemental Indenture, dated as of November 21, 2014, relating to the 3.875% Notes due 2020, between Ares Capital Corporation and U.S. Bank National Association, as trustee(12)
(d)(17)	Form of 3.875% Notes due 2020(12)
(d)(18)	Indenture, dated as of January 25, 2011, between Ares Capital Corporation and U.S. Bank National Association, as trustee(13)
(d)(19)	Form of 5.75% Convertible Senior Notes due 2016(13)

(d)(20)	Indenture, dated as of March 28, 2011, between Ares Capital Corporation and U.S. Bank National Association, as trustee(14)
(d)(21)	Form of 5.125% Convertible Senior Notes due 2016(14)
(d)(22)	Indenture, dated as of March 14, 2012, between Ares Capital Corporation and U.S. Bank National Association, as trustee(15)
(d)(23)	Form of 4.875% Convertible Senior Notes due 2017(15)
(d)(24)	Indenture, dated as of October 10, 2012, between Ares Capital Corporation and U.S. Bank National Association, as trustee(16)
(d)(25)	Form of 4.75% Convertible Senior Notes due 2018(16)
(d)(26)	Indenture, dated as of July 19, 2013, between Ares Capital Corporation and U.S. Bank National Association, as trustee(17)
(d)(27)	Form of 4.375% Convertible Senior Notes due 2019(17)
(e)	Dividend Reinvestment Plan of Ares Capital Corporation(18)
(f)	Not Applicable
(g)	Restated Investment Advisory and Management Agreement, dated as of June 6, 2011, between Registrant and Ares Capital Management LLC(19)
(h)(1)	Form of Underwriting Agreement for Equity Securities(4)
(h)(2)	Form of Underwriting Agreement for Debt Securities(4)
(h)(3)	Form of Equity Distribution Agreement(4)
(i)	Not Applicable
(j)(1)	Amended and Restated Custodian Agreement, dated as of May 15, 2009, between Ares Capital Corporation and U.S. Bank National Association(20)
(j)(2)	Amendment No. 1, dated as of December 19, 2014, to the Amended and Restated Custodian Agreement dated as of May 15, 2009, by and among Ares Capital Corporation and U.S. Bank National Association(21)
(k)(1)	Amended and Restated Administration Agreement, dated as of June 1, 2007, between Ares Capital Corporation and Ares Operations LLC(22)
(k)(2)	Trademark License Agreement between Ares Capital Corporation and Ares Management LLC(23)
(k)(3)	Form of Indemnification Agreement between Ares Capital Corporation and directors and certain officers(24)
(k)(4)	Form of Indemnification Agreement between Ares Capital Corporation and members of Ares Capital Management LLC investment committee(24)
(k)(5)	Amended and Restated Purchase and Sale Agreement, dated as of January 22, 2010, among Ares Capital Corporation, as seller, and Ares Capital CP Funding Holdings LLC, as purchaser(25)
(k)(6)	Amendment No. 1 to Amended and Restated Purchase and Sale Agreement, dated as of June 7, 2012, among Ares Capital Corporation, as seller, and Ares Capital CP Funding Holdings LLC, as purchaser(26)

(k)(7)	Second Tier Purchase and Sale Agreement, dated as of January 22, 2010, among Ares Capital CP Funding Holdings LLC, as seller, and Ares Capital CP Funding LLC, as purchaser(25)
(k)(8)	Amendment No. 1 to Second Tier Purchase and Sale Agreement, dated as of June 7, 2012, among Ares Capital CP Funding Holdings LLC, as seller, and Ares Capital CP Funding LLC, as purchaser(26)
(k)(9)
Amended and Restated Sale and Servicing Agreement, dated as of January 22, 2010, among Ares Capital CP Funding LLC, as borrower, Ares Capital Corporation, as servicer, Wachovia Bank, National Association, as note purchaser, U.S. Bank National Association, as trustee and collateral custodian, and Wells Fargo Securities, LLC, as agent(25)
(k)(10)
Amendment No. 1 to the Amended and Restated Sale and Servicing Agreement, dated as of May 6, 2010, among Ares Capital CP Funding LLC, as borrower, Ares Capital Corporation, as servicer, Wells Fargo Bank, National Association, as successor by merger to Wachovia Bank, as note purchaser, U.S. Bank National Association, as trustee and collateral custodian, and Wells Fargo Securities, LLC, as agent(27)
(k)(11)
Amendment No. 2 to the Amended and Restated Sale and Servicing Agreement, dated as of January 18, 2011, among Ares Capital CP Funding LLC, as borrower, Ares Capital Corporation, as servicer, Wells Fargo Bank, National Association, as successor by merger to Wachovia Bank, as note purchaser, U.S. Bank National Association, as trustee and collateral custodian, and Wells Fargo Securities, LLC, as agent(28)
(k)(12)
Amendment No. 3 to the Amended and Restated Sale and Servicing Agreement, dated as of October 13, 2011, among Ares Capital CP Funding LLC, as borrower, Ares Capital Corporation, as servicer and as transferor, Wells Fargo Bank, National Association (as successor by merger to Wachovia Bank, National Association), as note purchaser, U.S. Bank National Association, as trustee, collateral custodian and bank, and Wells Fargo Securities, LLC, as agent(29)
(k)(13)
Amendment No. 4 to the Amended and Restated Sale and Servicing Agreement, dated as of January 18, 2012, among Ares Capital CP Funding LLC, as borrower, Ares Capital Corporation, as servicer and transferor, Wells Fargo Bank, National Association (as successor by merger to Wachovia Bank, National Association), as note purchaser, Wells Fargo Securities, LLC, as agent, and U.S. Bank National Association, as collateral custodian, trustee and bank(30)
(k)(14)
Amendment No. 5 to the Amended and Restated Sale and Servicing Agreement, dated as of June 7, 2012, among Ares Capital CP Funding LLC, as borrower, Ares Capital Corporation, as servicer and transferor, Wells Fargo Bank, National Association (as successor by merger to Wachovia Bank, National Association), as note purchaser, Wells Fargo Securities, LLC, as agent, and U.S. Bank National Association, as collateral custodian, trustee and bank(26)
(k)(15)
Amendment No. 6 to the Loan and Servicing Agreement, dated as of January 25, 2013, among Ares Capital CP Funding LLC, as borrower, Ares Capital Corporation, as servicer and transferor, Wells Fargo Securities, LLC, as agent, and Wells Fargo Bank, National Association, as swingline lender, and the other lenders party thereto(31)
(k)(16)
Omnibus Amendment, dated as of May 14, 2014, among Ares Capital CP Funding LLC, Ares Capital CP Funding Holdings LLC, Ares Capital Corporation, Wells Fargo Bank, National Association, as swingline lender and as a lender, Wells Fargo Securities, LLC, as agent, and U.S. Bank National Association, as trustee, bank and collateral custodian (amending the Loan and Servicing Agreement, dated as of January 22, 2010, the Amended and Restated Purchase and Sale Agreement, dated as of January 22, 2010, and the Second Tier Purchase and Sale Agreement, dated as of January 22, 2010)(32)

(k)(17)	Fifth Amended and Restated Senior Secured Revolving Credit Agreement, dated as of March 26, 2015, among Ares Capital Corporation, the lenders party thereto, and JPMorgan Chase Bank, N.A., as administrative agent(33)
(k)(18)
Loan and Servicing Agreement, dated as of January 20, 2012, among Ares Capital JB Funding LLC, as borrower, Ares Capital Corporation, as servicer and transferor, Sumitomo Mitsui Banking Corporation, as administrative agent, collateral agent and lender, and U.S. Bank National Association, as collateral custodian and bank(34)
(k)(19)	Purchase and Sale Agreement, dated as of January 20, 2012, between Ares Capital JB Funding LLC, as purchaser, and Ares Capital Corporation, as seller(34)
(k)(20)
Omnibus Amendment No. 1, dated as of September 14, 2012, among Ares Capital JB Funding LLC, as borrower, Ares Capital Corporation, as servicer and transferor, Sumitomo Mitsui Banking Corporation, as administrative agent, lender and collateral agent, and U.S. Bank National Association, as collateral custodian and bank (amending the Loan and Servicing Agreement, dated as of January 20, 2012, and the Purchase and Sale Agreement, dated as of January 20, 2012)(35)
(k)(21)
Omnibus Amendment No. 2, dated as of December 20, 2013, among Ares Capital JB Funding LLC, as borrower, Ares Capital Corporation, as servicer and transferor, Sumitomo Mitsui Banking Corporation, as administrative agent, lender and collateral agent, and U.S. Bank National Association, as collateral custodian and bank (amending the Loan and Servicing Agreement, dated as of January 20, 2012, and the Purchase and Sale Agreement, dated as of January 20, 2012)(36)
(k)(22)
Omnibus Amendment No. 3, dated as of June 30, 2015, among Ares Capital JB Funding LLC, as borrower, Ares Capital Corporation, as servicer and transferor, Sumitomo Mitsui Banking Corporation, as administrative agent, lender and collateral agent, and U.S. Bank National Association, as collateral custodian and bank (amending the Loan and Servicing Agreement, dated as of January 20, 2012, and the Purchase and Sale Agreement, dated as of January 20, 2012)(37)
(l)(1)	Opinion and Consent of Venable LLP, Maryland counsel for Ares Capital Corporation(41)
(l)(2)	Opinion and Consent of Proskauer Rose LLP, counsel for Ares Capital Corporation(41)
(m)	Not Applicable
(n)(1)	Consent of independent registered public accounting firm for Ares Capital Corporation*
(n)(2)	Report of independent registered public accounting firm for Ares Capital Corporation, regarding "senior securities" table contained herein(4)
(n)(3)	Consent of KPMG LLP relating to the financial statements of Senior Secured Loan Fund LLC*
(o)	Financial Statements of Senior Secured Loan Fund LLC as of and for the years ended December 31, 2014 and December 31, 2013 (audited)(41)
(p)	Not Applicable
(q)	Not Applicable
(r)	Code of Ethics(24)
99.1	Statement of Computation of Ratio of Earnings to Fixed Charges(38)
99.2	Form of Preliminary Prospectus Supplement For Common Stock Offerings(39)

99.3	Form of Preliminary Prospectus Supplement For Preferred Stock Offerings(39)
99.4	Form of Preliminary Prospectus Supplement For Debt Offerings(39)
99.5	Form of Preliminary Prospectus Supplement For Rights Offerings(39)
99.6	Form of Preliminary Prospectus Supplement For Warrant Offerings(39)
99.7	Form of Preliminary Prospectus Supplement For Unit Offerings(39)
99.8	Form of Preliminary Prospectus Supplement For Retail Notes Offerings(40)
99.9	Form of Preliminary Prospectus Supplement For Institutional Notes Offerings(40)

*
Filed herewith.

(1)
Incorporated by reference to Exhibit 3.1 to the Registrant's Form 10-Q (File No. 814-00663) for the quarter ended September 30, 2012, filed on November 5, 2012.

(2)
Incorporated by reference to Exhibit 3.2 to the Registrant's Form 10-Q (File No. 814-00663) for the quarter ended June 30, 2010, filed on August 5, 2010.

(3)
Incorporated by reference to Exhibit (d) to the Registrant's pre-effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-114656), filed on September 28, 2004.

(4)
Incorporated by reference to Exhibit (d)(2), (h)(1), (h)(2), (h)(3) and (n)(2) to the Registrant's Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-202530), filed on March 5, 2015.

(5)
Incorporated by reference to Exhibit (d)(4) to the Registrant's pre-effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-149139), filed on April 9, 2008.

(6)
Incorporated by reference to Exhibit d.2 to Allied Capital's Registration Statement under the Securities Act of 1933, as amended, on Form N-2/A (File No. 333-133755), filed on June 21, 2006.

(7)
Incorporated by reference to Exhibits d.8 and d.9, as applicable, to Allied Capital's post-effective Amendment No. 3 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2/A (File No. 333-133755), filed on March 28, 2007.

(8)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on April 7, 2010.

(9)
Incorporated by reference to Exhibits 4.1, 4.2 and 4.3, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on October 22, 2010.

(10)
Incorporated by reference to Exhibits 4.1 and 4.2, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on September 25, 2012.

(11)
Incorporated by reference to Exhibits 4.1 and 4.2, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on November 19, 2013.

(12)
Incorporated by reference to Exhibits 4.1 and 4.2, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on November 21, 2014.

(13)
Incorporated by reference to Exhibits 4.1 and 4.2, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on January 28, 2011.

(14)
Incorporated by reference to Exhibits 4.1 and 4.2, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on March 28, 2011.

(15)
Incorporated by reference to Exhibits 4.1 and 4.2, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on March 14, 2012.

(16)
Incorporated by reference to Exhibits 4.1 and 4.2, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on October 10, 2012.

(17)
Incorporated by reference to Exhibits 4.1 and 4.2, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on July 19, 2013.

(18)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on February 27, 2012.

(19)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on June 8, 2011.

(20)
Incorporated by reference to Exhibit (j) to the Registrant's pre-effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-158211), filed on May 28, 2009.

(21)
Incorporated by reference to Exhibit 10.5 to the Registrant's Form 10-K (File No. 814-00663) for the year ended December 31, 2014, filed on February 26, 2015.

(22)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 10-Q (File No. 814-00663) for the quarter ended June 30, 2007, filed on August 9, 2007.

(23)
Incorporated by reference to Exhibit (k)(3) to the Registrant's pre-effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-114656), filed on September 17, 2004.

(24)
Incorporated by reference to Exhibits (k)(3), (k)(4) and (r), as applicable, to the Registrant's Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-188175), filed on April 26, 2013.

(25)
Incorporated by reference to Exhibits 10.2 through 10.4, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on January 25, 2010.

(26)
Incorporated by reference to Exhibits 10.1 through 10.3, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on June 8, 2012.

(27)
Incorporated by reference to Exhibit 10.5 to the Registrant's Form 10-Q (File No. 814-00663) for the quarter ended March 31, 2010, filed on May 10, 2010.

(28)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on January 19, 2011.

(29)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on October 14, 2011.

(30)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on January 19, 2012.

(31)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on January 28, 2013.

(32)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on May 15, 2014.

(33)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on March 30, 2015.

(34)
Incorporated by reference to Exhibits 10.1 and 10.2, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on January 24, 2012.

(35)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on September 17, 2012.

(36)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on December 23, 2013.

(37)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on July 1, 2015.

(38)
Incorporated by reference to Exhibit 99.1 to the Registrant's pre-effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-202530), filed on May 7, 2015.

(39)
Incorporated by reference to Exhibits 99.2, 99.3, 99.4, 99.5, 99.6 and 99.7, as applicable, to the Registrant's pre-effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-181563), filed on July 19, 2012.

(40)
Incorporated by reference to Exhibits 99.8 and 99.9, as applicable, to the Registrant's pre-effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-195748), filed on June 26, 2014.

(41)
Incorporated by reference to Exhibits (l)(1), (l)(2) and (o) to the Registrant's pre-effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-202530), filed on August 17, 2015.

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EXPLANATORY NOTE
PART C
Other information
  ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS
  ITEM 26. MARKETING ARRANGEMENTS
  ITEM 27. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION
  ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
  ITEM 29. NUMBER OF HOLDERS OF SECURITIES
  ITEM 30. INDEMNIFICATION
  ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
  ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
  ITEM 33. MANAGEMENT SERVICES
  ITEM 34. UNDERTAKINGS
SIGNATURES
EXHIBIT INDEX